Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)(1)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER CEO ($)(1)	COMPENSATION ACTUALLY PAID TO CEO ($)(1)(2)	COMPENSATION ACTUALLY PAID TO FORMER CEO ($)(1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOs ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOs ($)(1)(2)	TOTAL STOCKHOLDER RETURN ($)(3)	PEER GROUP TOTAL STOCKHOLDER RETURN ($)(4)	NET INCOME (LOSS) ($)(5) (IN THOUSANDS)	PRODUCT REVENUE ($)(6) (IN MILLIONS)

2026	22,310,492	—	28,100,039	—	22,308,574	28,102,484	70.73	256.43	(1,329,035)	4,472
2025	101,325,374	44,339	94,331,809	(7,426,717)	17,649,164	8,779,388	66.62	204.12	(1,289,212)	3,462
2024	—	21,225,625	—	22,370,841	12,019,477	21,439,205	71.81	159.97	(837,990)	2,667
2023	—	23,687,578	—	(494,671,832)	11,264,929	(64,047,291)	57.42	106.58	(797,526)	1,939
2022	—	775,196	—	(17,750,504)	549,231	(2,993,939)	101.27	126.43	(679,948)	1,141

Company Selected Measure Name	product revenue
Named Executive Officers, Footnote	The current and former CEOs and other NEOs included in the table above consist of the following individuals:

FISCAL YEAR	CEO	FORMER CEO	OTHER NEOs

2026	Sridhar Ramaswamy		Brian Robins, Christian Kleinerman, Vivek Raghunathan, Michael Gannon, and Michael P. Scarpelli
2025	Sridhar Ramaswamy	Frank Slootman	Michael P. Scarpelli, Christian Kleinerman, Vivek Raghunathan, Christopher W. Degnan, and Grzegorz Czajkowski
2024		Frank Slootman	Michael P. Scarpelli, Christopher W. Degnan, Christian Kleinerman, and Grzegorz Czajkowski
2023		Frank Slootman	Michael P. Scarpelli, Benoit Dageville, and Christopher W. Degnan
2022		Frank Slootman	Michael P. Scarpelli, Benoit Dageville, and Christopher W. Degnan

Peer Group Issuers, Footnote	Represents the TSR of the S&P 500 Information Technology Index based on a $100 investment as of the last trading day of our fiscal year ended January 31, 2021, valued again on each of January 31, 2022, 2023, 2024, 2025, and 2026, assuming the reinvestment of gross dividends.
Adjustment To PEO Compensation, Footnote	The dollar amounts represent the amount of “compensation actually paid” (CAP) to each of Mr. Ramaswamy and Mr. Slootman and the average CAP to the other NEOs for the applicable fiscal year, as computed in accordance with Item 402(v). As noted above, the dollar amounts do not reflect the actual amounts of compensation earned, paid, or realized during the applicable fiscal year. In accordance with Item 402(v), the following adjustments were made to total compensation reported in our Summary Compensation Table to determine the CAP for Fiscal Year 2026:

	FISCAL YEAR 2026

	CEO ($)	AVERAGE FOR OTHER NEOs ($)

Summary Compensation Table Total	22,310,492	22,308,574
ADJUSTMENTS:
Deduction for the amounts reported under the “Stock Awards” column of the Summary Compensation Table(a)	(20,787,461)	(21,222,836)
Item 402(v) Equity Award Adjustments(b):
Fair value of equity awards as of the end of the covered fiscal year granted in the covered fiscal year that were outstanding and unvested at covered fiscal year end	26,155,942	22,289,917
Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that were outstanding and unvested at covered fiscal year end	(3,807,643)	699,235
Fair value as of vesting date of equity awards granted and vested in the covered fiscal year	1,749,901	3,285,140
Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	2,478,808	742,454
Fair value at prior fiscal year end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in the covered fiscal year	—	—
Compensation Actually Paid	28,100,039	28,102,484
(a)Reflects the aggregate grant date fair value of our CEO’s equity awards, and the average aggregate grant date fair value of our other NEOs’ equity awards, granted in the covered fiscal year as reported in the “Stock Awards” column of the Summary Compensation Table, calculated in accordance with Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.
(b)Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the fiscal year-end fair value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that were granted and vested in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vested in the covered fiscal year, the amount equal to the change in fair value as of the vesting date compared to the fair value at the end of the prior fiscal year; and (v) the subtraction of the prior year-end fair value of any awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year. Equity fair values are calculated in accordance with Topic 718. The valuation assumptions used to calculate these fair values were updated as of each applicable measurement date and differ from those disclosed in our audited consolidated financial statements as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date did not materially differ from the disclosure in our audited consolidated financial statements for the period in which the grant was made. The following table summarizes the ranges of assumptions used in estimating the fair values of stock options as of each applicable measurement date:

FISCAL YEAR 2026

Expected term (in years)	1.9 - 4.6
Expected volatility	48.1% - 56.5%
Risk-free interest rate	3.4% - 4.2%
Expected dividend yield	—%
In addition, for the stock option granted in Fiscal 2025 to Mr. Ramaswamy in connection with his appointment as CEO, the shares to be issued upon exercise are subject to a minimum holding period requirement. We applied a discount for lack of marketability, ranging from 6.9% to 9.0%, to the fair value of the stock option as of each applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 22,308,574	$ 17,649,164	$ 12,019,477	$ 11,264,929	$ 549,231
Non-PEO NEO Average Compensation Actually Paid Amount	$ 28,102,484	8,779,388	21,439,205	(64,047,291)	(2,993,939)
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts represent the amount of “compensation actually paid” (CAP) to each of Mr. Ramaswamy and Mr. Slootman and the average CAP to the other NEOs for the applicable fiscal year, as computed in accordance with Item 402(v). As noted above, the dollar amounts do not reflect the actual amounts of compensation earned, paid, or realized during the applicable fiscal year. In accordance with Item 402(v), the following adjustments were made to total compensation reported in our Summary Compensation Table to determine the CAP for Fiscal Year 2026:

	FISCAL YEAR 2026

	CEO ($)	AVERAGE FOR OTHER NEOs ($)

Summary Compensation Table Total	22,310,492	22,308,574
ADJUSTMENTS:
Deduction for the amounts reported under the “Stock Awards” column of the Summary Compensation Table(a)	(20,787,461)	(21,222,836)
Item 402(v) Equity Award Adjustments(b):
Fair value of equity awards as of the end of the covered fiscal year granted in the covered fiscal year that were outstanding and unvested at covered fiscal year end	26,155,942	22,289,917
Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that were outstanding and unvested at covered fiscal year end	(3,807,643)	699,235
Fair value as of vesting date of equity awards granted and vested in the covered fiscal year	1,749,901	3,285,140
Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	2,478,808	742,454
Fair value at prior fiscal year end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in the covered fiscal year	—	—
Compensation Actually Paid	28,100,039	28,102,484
(a)Reflects the aggregate grant date fair value of our CEO’s equity awards, and the average aggregate grant date fair value of our other NEOs’ equity awards, granted in the covered fiscal year as reported in the “Stock Awards” column of the Summary Compensation Table, calculated in accordance with Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.
(b)Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the fiscal year-end fair value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such fiscal year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that were granted and vested in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vested in the covered fiscal year, the amount equal to the change in fair value as of the vesting date compared to the fair value at the end of the prior fiscal year; and (v) the subtraction of the prior year-end fair value of any awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year. Equity fair values are calculated in accordance with Topic 718. The valuation assumptions used to calculate these fair values were updated as of each applicable measurement date and differ from those disclosed in our audited consolidated financial statements as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date did not materially differ from the disclosure in our audited consolidated financial statements for the period in which the grant was made. The following table summarizes the ranges of assumptions used in estimating the fair values of stock options as of each applicable measurement date:

FISCAL YEAR 2026

Expected term (in years)	1.9 - 4.6
Expected volatility	48.1% - 56.5%
Risk-free interest rate	3.4% - 4.2%
Expected dividend yield	—%
In addition, for the stock option granted in Fiscal 2025 to Mr. Ramaswamy in connection with his appointment as CEO, the shares to be issued upon exercise are subject to a minimum holding period requirement. We applied a discount for lack of marketability, ranging from 6.9% to 9.0%, to the fair value of the stock option as of each applicable measurement date.

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship between the CAP to each of our current and former CEOs, the average CAP to our other NEOs, our cumulative total stockholder return, and the cumulative total stockholder return of our peer group for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between the CAP to each of our current and former CEOs, the average CAP to our other NEOs, and our annual net income (loss) for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between the CAP to each of our current and former CEOs, the average CAP to our other NEOs, and our annual product revenue for each of the periods presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
The following graph shows the relationship between the CAP to each of our current and former CEOs, the average CAP to our other NEOs, our cumulative total stockholder return, and the cumulative total stockholder return of our peer group for each of the periods presented in the Pay Versus Performance table.

Tabular List, Table	Product Revenue •Total Revenue •Non-GAAP Product Gross Margin •Non-GAAP Operating Margin •Non-GAAP Adjusted Free Cash Flow •Year-over-Year Rated Consumption Growth in Specific Product Categories
Total Shareholder Return Amount	$ 70.73	66.62	71.81	57.42	101.27
Peer Group Total Shareholder Return Amount	256.43	204.12	159.97	106.58	126.43
Net Income (Loss)	$ (1,329,035,000)	$ (1,289,212,000)	$ (837,990,000)	$ (797,526,000)	$ (679,948,000)
Company Selected Measure Amount	4,472,000,000	3,462,000,000	2,667,000,000	1,939,000,000	1,141,000,000
Additional 402(v) Disclosure	Represents the total stockholder return (TSR) of a $100 investment in our stock as of the last trading day of our fiscal year ended January 31, 2021, valued again on each of January 31, 2022, 2023, 2024, 2025, and 2026, assuming the reinvestment of gross dividends.Represents net income (loss) as reported in our audited consolidated financial statements.
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	1 year 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	4 years 7 months 6 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum1	0.481
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum1	0.565
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum1	0.034
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum1	0.042
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate1	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions, Minimum	0.069
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions, Maximum	0.090
Measure:: 1
Pay vs Performance Disclosure
Name	Product Revenue
Non-GAAP Measure Description	We have identified product revenue as the most important financial performance measure used to link CAP to the current and former CEOs and other NEOs to our performance, as this measure is one of our key business metrics and is used to determine executive compensation, including as the key metric that determines funding under our Cash Incentive Bonus Plan.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Product Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name	Year-over-Year Rated Consumption Growth in Specific Product Categories
Sridhar Ramaswamy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 22,310,492	$ 101,325,374
PEO Actually Paid Compensation Amount	$ 28,100,039	$ 94,331,809
PEO Name	Sridhar Ramaswamy	Sridhar Ramaswamy
Frank Slootman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 44,339	$ 21,225,625	$ 23,687,578	$ 775,196
PEO Actually Paid Compensation Amount		$ (7,426,717)	$ 22,370,841	$ (494,671,832)	$ (17,750,504)
PEO Name		Frank Slootman	Frank Slootman	Frank Slootman	Frank Slootman
PEO | Sridhar Ramaswamy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,787,461)
PEO | Sridhar Ramaswamy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,155,942
PEO | Sridhar Ramaswamy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,807,643)
PEO | Sridhar Ramaswamy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,749,901
PEO | Sridhar Ramaswamy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,478,808
PEO | Sridhar Ramaswamy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,222,836)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,289,917
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	699,235
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,285,140
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	742,454
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0